CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common stock, issued shares	31,306,692	31,222,786
Common stock, outstanding shares	31,306,692	31,222,786
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	877,559	643,042